                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5912

--------------------------------------------------------------------------------

                             MFS SPECIAL VALUE TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2004
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) SPECIAL VALUE TRUST                                             10/31/04


ANNUAL REPORT
-------------------------------------------------------------------------------

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN        10
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            12
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                23
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       28
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              39
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               40
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               44
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      44
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             45
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              Stocks                                     25.6%
              Cash & Other Net Assets                     1.8%
              Bonds                                      66.8%
              Convertible Bonds                           2.1%
              Convertible Preferred Stocks                1.5%
              Preferred Stocks                            2.2%

              MARKET SECTORS*

              High Yield Corporates                      56.3%
              ------------------------------------------------
              Domestic Equity                            26.7%
              ------------------------------------------------
              Emerging Market Debt                        6.7%
              ------------------------------------------------
              International Equity                        2.3%
              ------------------------------------------------
              Commercial Mortgage Backed                  2.2%
              ------------------------------------------------
              International Convertibles                  2.1%
              ------------------------------------------------
              Cash & Other Net Assets                     1.8%
              ------------------------------------------------
              High Grade Corporates                       1.6%
              ------------------------------------------------
              Domestic Convertibles                       0.3%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         0.2%
              ------------------------------------------------
              A                                           0.1%
              ------------------------------------------------
              BBB                                         0.9%
              ------------------------------------------------
              BB                                          6.8%
              ------------------------------------------------
              B                                          31.5%
              ------------------------------------------------
              CCC                                        19.2%
              ------------------------------------------------
              CC                                          2.8%
              ------------------------------------------------
              D                                           1.3%
              ------------------------------------------------
              Not Rated                                   4.0%
              ------------------------------------------------
              Equity                                     31.4%
              ------------------------------------------------
              Other                                       1.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                            4.1
              -----------------------------------------------
              Average Life                            7.4 Yrs
              -----------------------------------------------
              Average Maturity                        7.7 Yrs
              -----------------------------------------------
              Average Quality                              B-
              -----------------------------------------------
              Average Quality Short Term Bonds            A-1
              -----------------------------------------------

Percentages are based on net assets as of 10/31/04.
 * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the ratings assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended October 31, 2004, MFS Special Value Trust was up 13.47% at net asset value, outperforming the 12.32% return for the Lehman Brothers High Yield Index as well as the 15.45% return for the Russell 1000 Value Index.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interests rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO PERFORMANCE:

For the fixed-income portion of the portfolio, yield was the principal contributor to relative performance. A number of individual fixed income securities also delivered strong results, including metals manufacturer Doe Run Resources, commodity chemical firm IMC Global, and a collateralized mortgage obligation issued by Morgan Stanley.

On the equity side, the top-contributing sectors included utilities and communications, basic materials, and industrial goods and services. In utilities and communications, a combination of allocation and stock selection contributed to the trust's relative performance. Top relative contributors at the security level included AT&T Wireless* and Sprint.

Stock selection in the basic materials sector also boosted relative performance. Glass and plastic container company Owens-Illinois was the strongest contributor in the sector.

Strong stock selection in the industrial goods and services sector also aided relative results. Our heavily weighted position in industrial conglomerate Tyco helped lift the trust's returns. Two strong-performing energy stocks, BJ Services and GlobalSantaFe, were also among the top contributors for the period.

DETRACTORS FROM PERFORMANCE:

While the trust outperformed its benchmark, there were some negative factors which held back relative performance. In the fixed income area, duration - a measure of interest rate sensitivity - and other components related to the yield curve hurt results. The trust's credit exposure to "BB"- and "B"-rated securities also detracted from relative performance, although this was partially offset by a positive contribution from lower-rated "CCC" bonds. Relative detractors, at the issue level, included Parmalat,* Paxson,* and Dobson Communications.

In the equity portion of the portfolio, stock selection in the retailing, technology, and leisure sectors detracted from the trust's relative performance. Retailing giant Sears, Roebuck & Co.* underperformed the overall index, and was weighted heavily in the portfolio compared to its benchmark, the Russell 1000 Value Index. Our overweighted position in cable company Comcast also hampered relative results. Stocks in other sectors that detracted from relative performance were electric utility firm Calpine Corp. and telecommunications equipment provider Nortel Networks.

* Stock no longer held in portfolio as of period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

---------------------
Year ended 10/31/04
---------------------

                                                 Date                  Price
------------------------------------------------------------------------------
Net asset value                                10/31/2003                $9.80
------------------------------------------------------------------------------
                                               10/31/2004               $10.12
------------------------------------------------------------------------------
New York Stock Exchange price                  10/31/2003               $10.40
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                                                 4/8/2004  (high)*      $12.40
------------------------------------------------------------------------------
                                               11/03/2003  (low)*       $10.32
------------------------------------------------------------------------------
                                               10/31/2004               $11.60
------------------------------------------------------------------------------
* For the period November 1, 2003 through October 31, 2004.

TOTAL RETURN VS BENCHMARKS

---------------------
Year ended 10/31/04
---------------------

------------------------------------------------------------------------------
New York Stock Exchange price**                                         22.56%
------------------------------------------------------------------------------
Net asset value**                                                       13.47%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index#                                       12.32%
------------------------------------------------------------------------------
Russell 1000 Value Index#                                               15.45%
------------------------------------------------------------------------------

** Includes reinvestment of dividends and capital gains distributions.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers High Yield Index - measures the performance of the high-yield bond market.

Russell 1000 Value Index - measures large-cap U.S. value stocks.

Note to Shareholders: Effective October 31, 2004, the Russell 1000 Value Index was added to the trust as a secondary benchmark.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value. When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and increasing the trust's expense ratio.

The trust's target annual distribution rate is calculated based on the trust's average daily net asset value, not a fixed share price, and the trust's dividend amount will fluctuate with changes in the trust's average daily net asset value.

KEY RISK CONSIDERATIONS

The portfolio may invest in derivative securities, which may include futures, options and swaps. These types of instruments can increase price fluctuation.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

The trust limits investment in securities of foreign issuers which are not traded on a U.S. exchange (excluding American Depository Receipts) to 10% of its total assets. For purposes of determining this investment limitation, foreign securities traded in U.S. markets which are well established and liquid (such as Rule 144A and Yankee Bond markets) are considered as being equivalent to U.S. exchange-traded securities, and therefore are not subject to this 10% limitation.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 10/31/04
-------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Special Value Trust, which was held on October 7, 2004, the following actions were taken:

ITEM 1. To elect the following as, Trustees of the trust.

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                          FOR        WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                       6,200,118.691         100,036.811
------------------------------------------------------------------------------
Robert J. Manning                            6,213,913.691          86,241.811
------------------------------------------------------------------------------
Lawrence T. Perera                           6,201,716.691          98,438.811
------------------------------------------------------------------------------
Elaine R. Smith                              6,201,304.691          98,850.811
------------------------------------------------------------------------------

ITEM 2. To ratify the selection of Ernst & Young LLP as the Independent Registered Public Accounting Firm for the current fiscal year.

                                          NUMBER OF SHARES

Affirmative                                  6,221,164.939
----------------------------------------------------------
Against                                         35,229.343
----------------------------------------------------------
Abstain                                         43,761.220
----------------------------------------------------------

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PORTFOLIO OF INVESTMENTS - 10/31/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 65.3%
-----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.0%
-----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                            $350,000         $364,875
-----------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                655,000          604,237
-----------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                      875,000          635,469
-----------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 0% to 2005, 14% to 2009             212,267          213,594
-----------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                    174,000          204,885
-----------------------------------------------------------------------------------------------
                                                                                     $2,023,060
-----------------------------------------------------------------------------------------------
Aerospace - 2.1%
-----------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                                        $130,000         $141,700
-----------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                       475,000          499,700
-----------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                              650,000          684,125
-----------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                      80,000           92,800
-----------------------------------------------------------------------------------------------
                                                                                     $1,418,325
-----------------------------------------------------------------------------------------------
Airlines - 1.5%
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                              $500,000         $357,370
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                               486,616          384,404
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                               263,941          207,189
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                58,124           45,066
-----------------------------------------------------------------------------------------------
                                                                                       $994,029
-----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
-----------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                          $255,000         $249,581
-----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 2.2%
-----------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                       $450,000         $379,440
-----------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8%, 2004+                               689,537          668,148
-----------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1575%, 2025^^                            682,798          124,390
-----------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                 250,000          242,520
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5914%, 2014^^##                      697,506           53,701
-----------------------------------------------------------------------------------------------
                                                                                     $1,468,199
-----------------------------------------------------------------------------------------------

Automotive - 0.8%
-----------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                           $60,000          $54,600
-----------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                             145,000          121,800
-----------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010*##                                  120,000           44,400
-----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                         13,000           15,470
-----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                 EUR 163,000          246,051
-----------------------------------------------------------------------------------------------
Visteon Corp., 7%, 2014                                                $90,000           84,600
-----------------------------------------------------------------------------------------------
                                                                                       $566,921
-----------------------------------------------------------------------------------------------
Basic Industry - 0.2%
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                $110,000         $104,500
-----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 7.4%
-----------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25%, 2011*                          $750,000         $669,375
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                       155,000          170,500
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                      110,000          113,850
-----------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                  180,000          193,050
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                             365,000          293,825
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                            1,150,000          922,875
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                            50,000           50,437
-----------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                             300,000          382,500
-----------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                       115,000          144,325
-----------------------------------------------------------------------------------------------
Grande Communications, 14%, 2011                                       305,000          297,375
-----------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                        130,000          136,662
-----------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014##                                     230,000          257,600
-----------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                     285,000          279,300
-----------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                      265,000          284,875
-----------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., 10.5%, 2007                                    250,000          255,000
-----------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014##               780,000          588,900
-----------------------------------------------------------------------------------------------
                                                                                     $5,040,449
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.1%
-----------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                 $90,000          $97,200
-----------------------------------------------------------------------------------------------

Building - 0.9%
-----------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                    $150,000         $148,875
-----------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                         180,000          207,000
-----------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                            150,000          162,375
-----------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                              75,000           79,500
-----------------------------------------------------------------------------------------------
                                                                                       $597,750
-----------------------------------------------------------------------------------------------
Business Services - 0.4%
-----------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                                    $250,000         $255,625
-----------------------------------------------------------------------------------------------

Chemicals - 6.9%
-----------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                          $80,000          $88,800
-----------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                    335,000          375,200
-----------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##                 190,000          119,700
-----------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                   210,000          242,550
-----------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                              750,000          787,500
-----------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                        140,000          176,750
-----------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013              335,000          286,425
-----------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                   340,000          400,775
-----------------------------------------------------------------------------------------------
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014##                 390,000          289,575
-----------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                       340,000          336,600
-----------------------------------------------------------------------------------------------
Rhodia S.A., 6%, 2006                                              EUR 105,000          136,000
-----------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                             $825,000          771,375
-----------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                        300,000          333,000
-----------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                     320,000          344,000
-----------------------------------------------------------------------------------------------
                                                                                     $4,688,250
-----------------------------------------------------------------------------------------------
Conglomerates - 1.0%
-----------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                          $310,000         $330,150
-----------------------------------------------------------------------------------------------
Polypore International, Inc., 8.75%, 2012##                            195,000          203,775
-----------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                  110,000          117,700
-----------------------------------------------------------------------------------------------
                                                                                       $651,625
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
-----------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                               $20,000          $21,800
-----------------------------------------------------------------------------------------------
Leiner Health Products, Inc., 11%, 2012##                               75,000           81,281
-----------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                           531,000          438,075
-----------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                  EUR 500,000          625,233
-----------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                   $170,000          157,250
-----------------------------------------------------------------------------------------------
                                                                                     $1,323,639
-----------------------------------------------------------------------------------------------
Containers - 1.4%
-----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                           $305,000         $362,187
-----------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                510,000          475,575
-----------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                                   130,000          101,400
-----------------------------------------------------------------------------------------------
                                                                                       $939,162
-----------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
-----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                       $130,000         $134,550
-----------------------------------------------------------------------------------------------

Emerging Market Agencies - 0.2%
-----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                      $143,000         $165,165
-----------------------------------------------------------------------------------------------

Emerging Market Sovereign - 2.2%
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.125%, 2012                              $510,886         $468,738
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                   170,462          169,290
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                               54,000           47,520
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                  430,000          485,040
-----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                206,000          230,675
-----------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                        66,000           68,640
-----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                         13,000           14,918
-----------------------------------------------------------------------------------------------
                                                                                     $1,484,821
-----------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
-----------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                                      $90,000          $97,200
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                       52,000           56,420
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                  130,000          139,100
-----------------------------------------------------------------------------------------------
                                                                                       $292,720
-----------------------------------------------------------------------------------------------
Energy - Integrated - 0.6%
-----------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                        $185,000         $203,963
-----------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                              200,000          227,500
-----------------------------------------------------------------------------------------------
                                                                                       $431,463
-----------------------------------------------------------------------------------------------
Entertainment - 1.6%
-----------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010##                              $235,000         $251,450
-----------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                         130,000          136,175
-----------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014##                      415,000          251,075
-----------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                           485,000          467,419
-----------------------------------------------------------------------------------------------
                                                                                     $1,106,119
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.4%
-----------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                  $245,000         $269,500
-----------------------------------------------------------------------------------------------

Forest & Paper Products - 1.2%
-----------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 13.75%, 2009*##                     $258,000         $154,800
-----------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009                                       110,000          116,600
-----------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                      390,000          405,600
-----------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                  125,000          130,000
-----------------------------------------------------------------------------------------------
Sino Forest Corp., 9.125%, 2011##                                       23,000           23,863
-----------------------------------------------------------------------------------------------
                                                                                       $830,863
-----------------------------------------------------------------------------------------------
Gaming & Lodging - 1.2%
-----------------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014##                                            $360,000         $374,400
-----------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                400,000          461,000
-----------------------------------------------------------------------------------------------
                                                                                       $835,400
-----------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.4%
-----------------------------------------------------------------------------------------------
MedCath Holdings Corp., 9.875%, 2012##                                $260,000         $278,850
-----------------------------------------------------------------------------------------------

Industrial - 2.4%
-----------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                               $195,000         $214,500
-----------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                   125,000          132,500
-----------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.75%, 2013                             115,000          116,725
-----------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                                   390,000          405,600
-----------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                105,000          118,650
-----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                  675,000          648,000
-----------------------------------------------------------------------------------------------
                                                                                     $1,635,975
-----------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
-----------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                 $205,000         $233,700
-----------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                                    225,000          221,625
-----------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                 EUR 160,000          228,218
-----------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                     $700,000          677,250
-----------------------------------------------------------------------------------------------
                                                                                     $1,360,793
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
-----------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                 $200,000         $221,000
-----------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                          150,000          153,000
-----------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014##                                    275,000          299,750
-----------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                       140,000          142,800
-----------------------------------------------------------------------------------------------
                                                                                       $816,550
-----------------------------------------------------------------------------------------------
Metals & Mining - 1.8%
-----------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008#                                  $512,259         $440,543
-----------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                  120,000          128,250
-----------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 9%, 2014##                                        25,000           25,000
-----------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                          390,000          473,850
-----------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                    105,000          116,550
-----------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                           42,000           48,090
-----------------------------------------------------------------------------------------------
                                                                                     $1,232,283
-----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.6%
-----------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                        $175,000         $215,250
-----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                         535,000          537,675
-----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                      235,000          244,987
-----------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                             90,000           91,800
-----------------------------------------------------------------------------------------------
                                                                                     $1,089,712
-----------------------------------------------------------------------------------------------
Oil Services - 1.0%
-----------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                            $80,000          $88,800
-----------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                       150,000          167,250
-----------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                    440,000          453,200
-----------------------------------------------------------------------------------------------
                                                                                       $709,250
-----------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                           $150,000         $172,875
-----------------------------------------------------------------------------------------------

Printing & Publishing - 2.4%
-----------------------------------------------------------------------------------------------
CBD Media LLC, 9.25%, 2012##                                           $90,000          $90,450
-----------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                975,000          741,000
-----------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                        55,000           60,500
-----------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                     130,000          141,050
-----------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                        385,000          251,694
-----------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                      EUR 275,000          344,758
-----------------------------------------------------------------------------------------------
                                                                                     $1,629,452
-----------------------------------------------------------------------------------------------
Retailers - 1.9%
-----------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                         $335,000         $360,962
-----------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                       220,000          211,200
-----------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                 150,000          154,125
-----------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                 180,000          171,000
-----------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                            130,000          135,525
-----------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                           270,000          241,650
-----------------------------------------------------------------------------------------------
                                                                                     $1,274,462
-----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.1%
-----------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                       $129,000         $137,385
-----------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                         370,000          401,450
-----------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375%, 2011##                           35,000           36,094
-----------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                              235,000          158,038
-----------------------------------------------------------------------------------------------
MetroPCS, Inc., 10.75%, 2011                                           335,000          348,400
-----------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009                        500,000          530,000
-----------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                      531,000          456,660
-----------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                          200,000          216,500
-----------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                  125,000          135,313
-----------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                     350,000          380,625
-----------------------------------------------------------------------------------------------
                                                                                     $2,800,465
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.0%
-----------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                         $565,000         $587,600
-----------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                               130,000          149,500
-----------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                    9,000            9,607
-----------------------------------------------------------------------------------------------
MCI, Inc., 5.908%, 2007                                                100,000           99,750
-----------------------------------------------------------------------------------------------
MCI, Inc., 6.688%, 2009                                                110,000          108,487
-----------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                               140,000          130,550
-----------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                            180,000          191,700
-----------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                            175,000          197,313
-----------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                    540,000          641,250
-----------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                      380,000          368,600
-----------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                        210,000          211,050
-----------------------------------------------------------------------------------------------
                                                                                     $2,695,407
-----------------------------------------------------------------------------------------------
Transportation - Services - 0.4%
-----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75%, 2009                                        $250,000         $254,375
-----------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.2%
-----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                   $155,000         $149,962
-----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                         199,000          218,040
-----------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                    145,000          164,213
-----------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                250,000          316,875
-----------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                  275,000          231,000
-----------------------------------------------------------------------------------------------
NorthWestern Corp., 7.875%, 2007                                       103,000           90,640
-----------------------------------------------------------------------------------------------
NorthWestern Corp., 8.75%, 2012*                                       202,000          177,760
-----------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                            185,000          215,976
-----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                   200,000          222,000
-----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                    125,000          140,625
-----------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                 215,000          244,025
-----------------------------------------------------------------------------------------------
                                                                                     $2,171,116
-----------------------------------------------------------------------------------------------
Utilities - Telephone - 0.4%
-----------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                   $260,000         $248,300
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $42,469,108)                                          $44,338,781
-----------------------------------------------------------------------------------------------

Stocks - 25.6%
-----------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
-----------------------------------------------------------------------------------------------
Airlines - 1.4%
-----------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                 60,500         $954,085
-----------------------------------------------------------------------------------------------

Automotive - 0.4%
-----------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.^*                                     19,876         $165,368
-----------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                           1,800          131,310
-----------------------------------------------------------------------------------------------
                                                                                       $296,678
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.8%
-----------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                            59,100       $1,716,264
-----------------------------------------------------------------------------------------------
NTL, Inc.^*                                                              9,572          636,634
-----------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"^                                    30,000          210,000
-----------------------------------------------------------------------------------------------
                                                                                     $2,562,898
-----------------------------------------------------------------------------------------------
Business Services - 0.0%
-----------------------------------------------------------------------------------------------
Anacomp, Inc.^                                                              30             $255
-----------------------------------------------------------------------------------------------

Containers - 2.6%
-----------------------------------------------------------------------------------------------
Owens-Illinois, Inc.^                                                   97,000       $1,797,410
-----------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
-----------------------------------------------------------------------------------------------
NRG Energy, Inc.^                                                        6,073         $168,465
-----------------------------------------------------------------------------------------------

Food & Drug Stores - 0.1%
-----------------------------------------------------------------------------------------------
Rite Aid Corp.^*                                                        19,300          $71,796
-----------------------------------------------------------------------------------------------

Gaming & Lodging - 0.4%
-----------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.^                                                 7,750         $269,119
-----------------------------------------------------------------------------------------------

Machinery & Tools - 0.1%
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.^*                                             3,237          $33,989
-----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.7%
-----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                               110,500       $1,184,560
-----------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.2%
-----------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                  6,088         $128,335
-----------------------------------------------------------------------------------------------

Oil Services - 4.8%
-----------------------------------------------------------------------------------------------
BJ Services Co.^                                                        14,500         $739,500
-----------------------------------------------------------------------------------------------
Cooper Cameron Corp.^                                                   16,530          799,225
-----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                    36,830        1,086,485
-----------------------------------------------------------------------------------------------
Noble Corp.^*                                                           13,390          611,655
-----------------------------------------------------------------------------------------------
                                                                                     $3,236,865
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 1.4%
-----------------------------------------------------------------------------------------------
Wyeth                                                                   24,600         $975,390
-----------------------------------------------------------------------------------------------

Specialty Chemicals - 0.0%
-----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                   55           $1,353
-----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 2.3%
-----------------------------------------------------------------------------------------------
Nokia Corp., ADR^                                                      100,200       $1,545,084
-----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.2%
-----------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                 439,300       $1,489,227
-----------------------------------------------------------------------------------------------
Telephone Services - 2.4%
-----------------------------------------------------------------------------------------------
MCI, Inc.*                                                              18,683         $322,282
-----------------------------------------------------------------------------------------------
Sprint Corp.                                                            62,300        1,305,185
-----------------------------------------------------------------------------------------------
                                                                                     $1,627,467
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.5%
-----------------------------------------------------------------------------------------------
Calpine Corp.                                                          331,670         $825,858
-----------------------------------------------------------------------------------------------
DPL, Inc.^                                                              10,154          219,326
-----------------------------------------------------------------------------------------------
                                                                                     $1,045,184
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $19,962,554)                                         $17,388,160
-----------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.5%
-----------------------------------------------------------------------------------------------
Automotive - 0.3%
-----------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                    3,869         $193,411
-----------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8%*                                114            8,778
-----------------------------------------------------------------------------------------------
                                                                                       $202,189
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.2%
-----------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%*                           717         $781,530
-----------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$938,289)                                                                              $983,719
-----------------------------------------------------------------------------------------------

Preferred Stocks - 2.2%
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.2%
-----------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%^*                                      200       $1,520,000
-----------------------------------------------------------------------------------------------

Real Estate - 0.0%
-----------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75%^                                              100           $2,745
-----------------------------------------------------------------------------------------------

Telephone Services - 0.0%
-----------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%^                                                        9              $54
-----------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,542,138)                                 $1,522,799
-----------------------------------------------------------------------------------------------

Warrants - 0.0%
-----------------------------------------------------------------------------------------------
Anacomp, Inc. (Business Services)*                                       5,841             $350
-----------------------------------------------------------------------------------------------
Grande Communications Holdings (Broadcast & Cable TV)*                     305               30
-----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                             90              113
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                           3,330              666
-----------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $38,821)                                                $1,159
-----------------------------------------------------------------------------------------------

Convertible Bond - 2.1%
-----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.1%
-----------------------------------------------------------------------------------------------
COLT Telecom Group PLC, 2%, 2006                                 EUR 1,000,000       $1,445,553
-----------------------------------------------------------------------------------------------
Total Convertible Bond (Identified Cost, $827,371)                                   $1,445,553
-----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 15.9%
-----------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
-----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     10,784,898      $10,784,898
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 2.3%
-----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------
Goldman Sachs, 1.86%, dated 10/29/04, due 11/01/04, total to be received $1,579,245 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                             $1,579,000       $1,579,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $78,142,179)                                    $78,044,069
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (14.9)%                                            (10,104,619)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $67,939,450
-----------------------------------------------------------------------------------------------

 * Non-income producing security.
 ^ All or a portion of this security is on loan.
^^ Interest-only security.
 # Payment-in-kind security.
## SEC Rule 144A restriction.
 + Restricted security.

ADR=             American Depository Receipt.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

EUR=             Euro
SEK=             Swedish Krone

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of your trust.

AT 10/31/04

ASSETS

Investments, at value, including $10,526,163 of securities
on loan (identified cost, $78,142,179)                           $78,044,069
--------------------------------------------------------------------------------------------------
Cash                                                                   1,263
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts            24,293
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                      251,320
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  1,066,358
--------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                     441
--------------------------------------------------------------------------------------------------
Other assets                                                             584
--------------------------------------------------------------------------------------------------
Total assets                                                                           $79,388,328
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable to dividend disbursing agent                                 $53,015
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              209,937
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                    192,130
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        10,784,898
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       5,024
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                         1,900
--------------------------------------------------------------------------------------------------
  Administrative fee                                                      32
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               201,942
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $11,448,878
--------------------------------------------------------------------------------------------------
Net assets                                                                             $67,939,450
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $73,247,101
--------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         (280,663)
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (4,703,496)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (323,492)
--------------------------------------------------------------------------------------------------
Net assets                                                                             $67,939,450
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (6,973,083
issued, less 256,600 treasury shares)                                                    6,716,483
--------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $67,939,450/
6,716,483 shares of beneficial interest outstanding)                                        $10.12
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your trust received in investment income and paid in expenses. It also describes any gains and/or losses generated by trust operations.

FOR YEAR ENDED 10/31/04

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Interest                                                         $4,371,619
--------------------------------------------------------------------------------------------------
  Dividends                                                           406,603
--------------------------------------------------------------------------------------------------
  Other#                                                                  441
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $4,778,663
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                     $629,950
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               21,775
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                         17,223
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    6,253
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        31,175
--------------------------------------------------------------------------------------------------
  Printing                                                             35,540
--------------------------------------------------------------------------------------------------
  Postage                                                              55,545
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        35,805
--------------------------------------------------------------------------------------------------
  Legal fees                                                            1,632
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        29,952
--------------------------------------------------------------------------------------------------
Total expenses                                                                            $864,850
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (23,575)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (219)
--------------------------------------------------------------------------------------------------
Net expenses                                                                              $841,056
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $3,937,607
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                           $(738,588)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (135,569)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                             $(874,157)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                      $5,970,512
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies        (187,599)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $5,782,913
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                        $4,908,756
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $8,846,363
--------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the
  Legal Proceedings and Transactions with Affiliates footnote.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                             2004                    2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                           $3,937,607               $3,875,102
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             (874,157)                 329,387
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             5,782,913               16,659,306
---------------------------------------------------------     ------------             ------------
Change in net assets from operations                            $8,846,363              $20,863,795
---------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                     $(3,870,737)             $(3,749,309)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                                   --               (1,860,373)
---------------------------------------------------------------------------------------------------
From paid-in capital                                            (2,877,470)                      --
---------------------------------------------------------     ------------             ------------
Total distributions declared to shareholders                   $(6,748,207)             $(5,609,682)
---------------------------------------------------------     ------------             ------------
Change in net assets from trust share transactions                $645,801                 $319,029
---------------------------------------------------------     ------------             ------------
Total change in net assets                                      $2,743,957             $(15,573,142)
---------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                         $65,195,493              $49,622,351
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $323,492 and $706,120,
respectively)                                                  $67,939,450              $65,195,493
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years
(or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust's independent registered public accounting firm, whose report, together with the trust's financial statements, are included in this report.

                                                                           YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
                                                  2004                2003               2002            2001            2000
Net asset value, beginning of period             $9.80               $7.50              $8.63          $11.67          $14.34
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                       $0.59               $0.59              $0.71           $0.77           $1.01
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                        0.74                2.56              (0.86)          (2.16)          (1.53)
-------------------------------------------     ------              ------             ------          ------          ------
Total from investment operations                 $1.33               $3.15             $(0.15)         $(1.39)         $(0.52)
-------------------------------------------     ------              ------             ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                    $(0.58)             $(0.57)            $(0.74)         $(0.77)         $(1.01)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                 --               (0.28)                --              --           (0.95)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                --                  --              (0.24)          (0.06)          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                           (0.43)                 --                 --           (0.82)          (0.18)
-------------------------------------------     ------              ------             ------          ------          ------
Total distributions declared to
shareholders                                    $(1.01)             $(0.85)            $(0.98)         $(1.65)         $(2.15)
-------------------------------------------     ------              ------             ------          ------          ------
Net asset value, end of period                  $10.12               $9.80              $7.50           $8.63          $11.67
-------------------------------------------     ------              ------             ------          ------          ------
Per share market value, end of period           $11.60              $10.40              $7.25          $14.30          $13.75
-------------------------------------------     ------              ------             ------          ------          ------
Total return at market value(%)                  22.56^^             58.07             (43.54)          16.99           (4.33)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
                                                  2004                2003               2002            2001            2000
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        1.28                1.34               1.56            1.53            1.35
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       5.82                6.75               8.39            7.49            7.46
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  72                  94                137              49              32
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $67,939             $65,195            $49,622         $56,598         $75,545
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                            $0.59^               $--                $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        1.28^                --                 --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             5.82^                --                 --              --              --
-----------------------------------------------------------------------------------------------------------------------------
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
    ^^ The trust's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the proceeds were recorded.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets by 0.49%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Special Value Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $10,074 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the year ended October 31, 2004, the trust's custodian fees were reduced by $17,782 under this arrangement. The trust has entered into a commission recapture agreement, under which certain brokers will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the year ended October 31, 2004, the trust's miscellaneous expenses were reduced by $5,793 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, defaulted bonds and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                    10/31/04          10/31/03
Distributions declared from:
------------------------------------------------------------------------------
Ordinary income                                   $3,870,737        $5,543,609
------------------------------------------------------------------------------
Long-term capital gain                                    --            66,073
------------------------------------------------------------------------------
Tax return of capital                             $2,877,470                --
------------------------------------------------------------------------------
Total distributions declared                      $6,748,207        $5,609,682
------------------------------------------------------------------------------

During the year ended October 31, 2004, accumulated distributions in excess of net investment income decreased by $3,193,228, accumulated net realized loss on investments and foreign currency transactions increased by $669,008, and paid-in capital decreased by $2,524,220 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities and defaulted bonds. In addition, $2,877,470 was designated a tax return of capital distribution. This change had no effect on the net assets or net asset value per share.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                        $(322,473)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          (4,476,050)
          ----------------------------------------------------------
          Other temporary differences                       (509,128)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2012, ($322,473).

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.68% of the trust's average daily net assets and 3.40% of investment income.

Management fees incurred for the year ended October 31, 2004 were an effective rate of 0.93% of average daily net assets on an annualized basis.

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net decrease of $98,313 as a result of the change in the trust's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $6,828 for retired Independent Trustees for the year ended October 31, 2004.

This trust and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The trust's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, on July 28, 2004, MFS transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the trust accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non- recurring accrual in the amount of $441 did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

          First $2 billion                                    0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                             0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

          First $2 billion                                   0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                            0.00000%
          ----------------------------------------------------------

For the year ended October 31, 2004, the trust paid MFS $6,253, equivalent to 0.0092% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $14,742 for the year ended October 31, 2004. Also included in transfer agent and dividend disbursing costs are out-of-pocket expenses, paid to MFSC, which amounted to $2,481 for the year ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $46,836,049 and $48,968,985, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $82,523,210
          ----------------------------------------------------------
          Gross unrealized depreciation                   (6,115,647)
          ----------------------------------------------------------
          Gross unrealized appreciation                    1,636,506
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(4,479,141)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the year ended October 31, 2004, the trust did not repurchase any shares. Transactions in trust shares were as follows:

                                      Year ended 10/31/04   Year ended 10/31/03
                                       SHARES    AMOUNT      SHARES    AMOUNT
Shares issued to shareholders in
reinvestment of distributions           61,069   $645,801    35,268   $319,029
------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the year ended October 31, 2004 was $336, and is included in miscellaneous expense. The trust had no significant borrowings during the year ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

SALES
                           CONTRACTS TO                           NET UNREALIZED
                             DELIVER/     IN EXCHANGE   CONTRACTS  APPRECIATION
  SETTLEMENT DATE             RECEIVE         FOR       AT VALUE  (DEPRECIATION)

  11/15/04 - 11/22/04   EUR   3,219,793   $3,933,786  $4,118,690    $(184,904)
  11/16/04              SEK   2,898,285      384,781     409,814      (25,033)
                                          ----------  ----------    ---------
                                          $4,318,567  $4,528,504    $(209,937)
                                          ==========  ==========    =========

PURCHASES

  11/22/04              EUR     231,715     $287,588    $296,399       $8,811
  11/16/04              SEK   2,399,716      323,835     339,317       15,482
                                            --------    --------      -------
                                            $611,423    $635,716      $24,293
                                            ========    ========      =======

At October 31, 2004, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

At October 31, 2004, the trust owned the following security, which is subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.98% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such security be registered. The value of the security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                 DATE OF
DESCRIPTION                  ACQUISITION         PAR        COST        VALUE

DLJ Mortgage Acceptance
Corp., 8%, 2004                  5/31/04     689,537    $689,537     $668,148
-----------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

While these developments relate to MFS and the MFS' open-end funds, there can be no assurance that these developments, or the adverse publicity associated with these developments, will not result in an increase to the market discount of the MFS closed-end fund shares or other adverse consequences.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Special Value Trust:

We have audited the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Special Value Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                             /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 10, 2004

---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of December 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Senior Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Door
                                                                       LLP (law firm) (prior to April
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

James F. DesMarais(3)           Assistant          September 2004      Massachusetts Financial Services
(born 03/09/61)                 Secretary and                          Company, Assistant General Counsel
                                Assistant Clerk

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees is currently divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each
Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.
Messrs. Ives, Poorvu and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of
Funds.

On October 29, 2004, Robert J. Manning, as Chief Executive Officer of the trust, certified to the New
York Stock Exchange that as of the date of his certification he was not aware of any violation by the trust of the corporate governance listing standards of the New York Stock Exchange.

The trust filed with the Securities and Exchange Commission the certifications of its principal executive officer and principal financial officer under Section 302 of the Sarbanes-Oxley Act of 2002 as an exhibit to the trust's Form N-CSR for the period covered by this report.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       JP Morgan Chase Bank
DISTRIBUTOR                                            One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                            New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                       Ernst & Young LLP
PORTFOLIO MANAGERS                                     200 Clarendon Street, Boston, MA 02116
John Addeo
Scott Richards

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For the year ended October 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 7.78%.

The trust hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

-------------------------------------------------------------------------------

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call        1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:   State Street Bank and Trust Company
            c/o MFS Service Center, Inc.
            P.O. Box 55024
            Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of October 31, 2004, our records indicate that there are 631 registered shareholders and approximately 5,433 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116
                                                             MFV-ANN-12/04 11M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are both "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the Registrant. The tables below set forth the audit fees billed to the Registrant as well as fees for non-audit services provided to the Registrant and/or to the Registrant's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Registrant ("MFS Related Entities").

For the fiscal years ended October 31, 2004 and 2003, audit fees billed to the Registrant by E&Y were as follows:

                                                                Audit Fees
           FEES BILLED BY E&Y:                              2004         2003
                                                          ------       ------
                MFS Special Value Trust                   34,050       32,590
                                                          ------       ------
                         TOTAL                            34,050       32,590

For the fiscal years ended October 31, 2004 and 2003, fees billed by E&Y for audit-related, tax and other services provided to the Registrant and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:


                                           AUDIT-RELATED FEES(1)          TAX FEES(2)            ALL OTHER FEES(3)
  FEES BILLED BY E&Y:                       2004          2003         2004         2003         2004          2003
                                            ----          ----         ----         ----         ----          ----
           To MFS Special Value                0             0       11,140        6,405            0             0
                Trust

       To MFS and MFS Related                  0             0            0            0       40,000        14,607
       Entities relating directly to the
       operations and financial
       reporting of the above
       Registrant*

       To Registrant, MFS and MFS              0             0       18,140          6,405     40,000        24,607
       Related Entities#

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Registrant (which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Registrant and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports and comfort letters.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees", "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, such pre-approval of services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F):  Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Messrs. J. Atwood Ives, William J. Poorvu and J. Dale Sherratt and Ms. Amy B. Lane.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by Massachusetts Financial Services Company ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The MFS Proxy Policies are set forth below:

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

              SEPTEMBER 17, 2003, AS REVISED ON SEPTEMBER 20, 2004

                  Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union Standard Equity Fund (the "MFS Funds").

                  These policies and procedures include:

                  A. Voting Guidelines;

                  B. Administrative Procedures;

                  C. Monitoring System;

                  D. Records Retention; and

                  E. Reports.

A. VOTING GUIDELINES

1. GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

         MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

         MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

         As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

         From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

         These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.


2.       MFS' POLICY ON SPECIFIC ISSUES


         NON-SALARY COMPENSATION PROGRAMS

         Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

         Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

         MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

         MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

         MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

         "GOLDEN PARACHUTES"

         From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

         ANTI-TAKEOVER MEASURES

         In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

         REINCORPORATION AND REORGANIZATION PROPOSALS

         When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.


         DILUTION

         There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

         CONFIDENTIAL VOTING


         MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.


         INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF

         While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

         INDEPENDENT AUDITORS

         Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

         BEST PRACTICES STANDARDS

         Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

         FOREIGN ISSUERS - SHARE BLOCKING

         In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

         SOCIAL ISSUES

         There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

         The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or
(ii) any stocks, securities or obligations of any company so engaged.

         Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.


     B.  ADMINISTRATIVE PROCEDURES

         1. MFS PROXY REVIEW GROUP

         The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

            a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

            b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

            c. Considers special proxy issues as they may arise from time to time.

         The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

         2. POTENTIAL CONFLICTS OF INTEREST

         The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.


         In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:


            a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");


            b. If the name of the issuer does not appear on the MFS Significant
               Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;


            c. If the name of the issuer appears on the MFS Significant Client
               List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and


            d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.


         The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.


          3. GATHERING PROXIES

         Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

         MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

          4. ANALYZING PROXIES

         After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

---------------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

         Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

         As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

         As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

         5. VOTING PROXIES

         After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C.       MONITORING SYSTEM

         It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

         When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

  D.     RECORDS RETENTION

         MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

E.       REPORTS


         MFS FUNDS

         Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.


         ALL MFS ADVISORY CLIENTS

         At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

         Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

======================================================================================================================
                                                     MFS SPECIAL VALUE TRUST
----------------------------------------------------------------------------------------------------------------------
                                                                                             (D) MAXIMUM NUMBER (OR
                             (A) TOTAL                        (C) TOTAL NUMBER OF SHARES    APPROXIMATE DOLLAR VALUE)
                             NUMBER OF      (B) AVERAGE          PURCHASED AS PART OF       OF SHARES THAT MAY YET BE
                               SHARES      PRICE PAID PER         PUBLICLY ANNOUNCED        PURCHASED UNDER THE PLANS
PRIOR                        PURCHASED        PER SHARE           PLANS OR PROGRAMS                OR PROGRAMS
======================================================================================================================
   11/01/03 - 11/30/03           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   12/01/03 - 12/31/03           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   01/01/04 - 01/31/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   02/01/04 - 02/28/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   03/01/04 - 03/31/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   04/01/04 - 04/30/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   05/01/04 - 05/31/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   06/01/04 - 06/30/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   07/01/04 - 07/31/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   08/01/04 - 08/31/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   09/01/04 - 09/30/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
   10/01/04 - 10/31/04           0                0                       0                         662,015
----------------------------------------------------------------------------------------------------------------------
       Totals/Year               0                0                       0
======================================================================================================================

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February
28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2004 plan year are 662,015.

For the year ended October 31, 2004, no shares of the Registrant have been repurchased pursuant to the plans described above.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations to the Board for nominees to the Registrant's Board. Shareholders may mail written recommendations to the Board to the attention of the Board of Trustees, MFS Special Value Trust, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o , Jeffrey N. Carp, Secretary of the Trust. Shareholder communications must be in writing and be signed by the shareholder and identify the series of the Registrant to which they relate. Such recommendations must be accompanied by the candidate's biographical and occupational data (including whether the candidate would be an "interested person" of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the series of the Registrant to which the recommendation relates and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

     (3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MFS SPECIAL VALUE TRUST
           --------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date:  December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: December 21, 2004



By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date:   December 21, 2004
        -----------------

* Print name and title of each signing officer under his or her signature.